Fees and Expenses - Stablecoin Reserves Portfolio [Member]	Oct. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Class
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Institutional Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses have been estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Institutional Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses[2]	0.35%
Fee Waiver and/or Expense Reimbursement[2]	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.20%
[1],[2]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Institutional  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Institutional Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years
Institutional Class	$20	$97

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Select Class
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the expenses that you may pay if you buy, hold and sell Institutional Select Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses have been estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Institutional Select Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses[1]	0.20%
Shareholder Administration Fee	0.05%
Total Annual Fund Operating Expenses[2]	0.40%
Fee Waiver and/or Expense Reimbursement[2]	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.25%
[3],[4]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund’s  Institutional Select  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  Institutional Select Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years
Institutional Select Class	$26	$113

[1]
1	Other Expenses have been estimated for the current fiscal year.

[2]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Institutional Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[3]
1	Other Expenses have been estimated for the current fiscal year.

[4]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s Institutional Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.